ACQUISITION OF CARIBOO COPPER CORPORATION (Narrative) (Details) $ in Thousands			1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2023 CAD ($) $ / Pound	Mar. 14, 2023	Mar. 31, 2010	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Gain on Cariboo acquisition					$ 46,212	$ 0
Net income					$ 82,726	$ (25,971)
Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	12.50%
Proportion of ownership interest in joint venture	87.50%
Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	12.50%
Proportion of ownership interest in joint venture	87.50%	75.00%	75.00%	87.50%	87.50%
Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation	50.00%
Maximum amount of contingent payments over the five-year period	$ 57,000
Maximum acquisition cost	117,000
Total fair value of consideration payable	79,397
Total fair value of net assets acquired	$ 125,609
Gain on Cariboo acquisition					$ 46,212
Gain on fair value contingent performance payments					$ 2,159
Net income				$ 13,868
Acquisition related costs				$ 263
Cariboo Copper Corp [Member] | Sojitz Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
Minimum amount of acquisition price payable	$ 60,000
Initial amount paid upon closing	10,000
Remaining minimum amounts to be paid in annual instalments over next five years	$ 10,000
Proportion of minority interest	12.50%
Cariboo Copper Corp [Member] | Dowa Metals & Mining Co., Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	25.00%
Cariboo Copper Corp [Member] | Furukawa Co., Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	25.00%
Cariboo Copper Corp [Member] | Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation	25.00%
Cariboo Copper Corp [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	3.5
Percentage of sliding scale per pound copper	3.00%
Cariboo Copper Corp [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	5
Percentage of sliding scale per pound copper	17.00%